CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net loss	$ (4,958,744)	$ (1,688,903)	$ (1,249,881)
Share-based compensation	0	2,832,500	2,288,251
Prepaid expenses and other current assets	65,105	122,930	0
Net cash (used in) provided by operating activities	(3,784,615)	423,597	(1,420,805)
Proceeds from advance from a related party	320,041	0	9,415
Net proceeds from issuance of ordinary shares	8,925,000	11,989,949	29,047,088
Net cash provided by (used in) financing activities	12,717,429	12,895,251	29,056,503
Change in cash	6,687,776	(19,028,350)	27,662,405
CHINA LIBERAL EDUCATION HOLDINGS LIMITED [Member]
Net loss	(4,872,366)	(1,996,536)	(1,017,880)
Share-based compensation	0	2,832,500	0
Equity in (loss) earnings of subsidiaries	(3,276,820)	1,474,867	(2,168,995)
Prepaid expenses and other current assets	(14,428)	23,713	(55,639)
Accrued expenses and other current liabilities	22,143	17,171	0
Net cash (used in) provided by operating activities	(8,141,471)	2,351,715	(3,242,514)
Investment in subsidiaries	(983,529)	(14,341,664)	(2,162,937)
Proceeds from advance from a related party	200,000	0	0
Net proceeds from issuance of ordinary shares	8,925,000	11,989,949	5,405,451
Net cash provided by (used in) financing activities	8,141,471	(2,351,715)	3,242,514
Change in cash	0	0	0
Cash, beginning of year	0	0	0
Cash, end of year	$ 0	$ 0	$ 0